Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Components of income (loss) before provision for (benefit from) income taxes were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Income (loss) before provision for (benefit from) income taxes - U.S. operations	$152	$676	$(121)
Income (loss) before provision for (benefit from) income taxes - foreign operations	7	2	(4)
Total	$159	$678	$(125)

Schedule of components of benefit from income taxes
Components of provision for (benefit from) income taxes were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Current:
Federal	$63	$228	$62
Foreign	—	—	1
State	5	17	2
Total current	68	245	65

Deferred:
Federal	(46)	(10)	(103)
Foreign	—	—	1
State	(4)	(2)	(12)
Total deferred	(50)	(12)	(114)
Total	$18	$233	$(49)

Schedule of reconciliations of statutory federal income tax rate to effective tax rate
Reconciliations of the statutory federal income tax rate to the effective tax rate were as follows:

Years Ended December 31,	2015	2014	2013

Statutory federal income tax rate	35.00%	35.00%	35.00%

Non-controlling interests	(27.91)	(2.51)	—
Nondeductible compensation	3.39	—	(2.16)
Nontaxable investment income	(0.29)	(0.14)	1.20
State income taxes, net of federal	0.23	1.50	4.60
Foreign operations	0.12	0.51	(2.91)
Interest and penalties on prior year tax returns	—	(0.14)	(4.75)
Change in tax status	—	—	9.07
Other, net	0.58	0.15	(0.66)
Effective income tax rate	11.12%	34.37%	39.39%

Schedule of reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax obligation
A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax obligation (all of which would affect the effective tax rate if recognized) is as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Balance at beginning of year	$4	$2	$2
Increases in tax positions for prior years	4	3	—
Decreases in tax positions for prior years	(2)	—	—
Increases in tax positions for current years	4	—	—
Lapse in statute of limitations	—	(1)	—
Settlements with tax authorities	(1)	—	—
Balance at end of year	$9	$4	$2

Schedule of components of deferred tax assets and liabilities
Components of deferred tax assets and liabilities were as follows:

(dollars in millions)
December 31,	2015	2014

Deferred tax assets:
Allowance for loan losses	$95	$81
Capital loss carryforward	27	—
Pension/employee benefits	26	20
State taxes, net of federal	19	20
Net operating losses and tax attributes	16	19
Joint venture	8	—
Legal and warranty reserve	6	9
Deferred insurance commissions	5	3
Payment protection insurance liability	2	5
Other	8	5
Total	212	162

Deferred tax liabilities:
Debt writedown	150	194
Impact of tax accounting method change	76	—
Mark-to-market	21	51
Discount - debt exchange	20	23
Insurance reserves	15	10
Other intangible assets	5	7
Joint venture	—	5
Other	—	5
Total	287	295

Net deferred tax liabilities before valuation allowance	(75)	(133)
Valuation allowance	(38)	(44)
Net deferred tax liabilities	$(113)	$(177)